Non-cash operating items - Changes in Non-Cash Operating Items (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Changes In Non Cash Operating Items [Abstract]
Accounts receivable	$ (52,778)	$ (20,857)
Fuel and natural gas in storage	237	13,985
Supplies and consumables inventory	1,058	(6,028)
Income taxes recoverable	(3,440)	17,796
Prepaid expenses	(15,411)	(7,501)
Accounts payable	40,885	63,854
Accrued liabilities	(29,150)	8,872
Current income tax liability	3,818	(5,016)
Asset retirements and environmental obligations	3,562	(2,494)
Net regulatory assets and liabilities	(26,260)	(2,308)
Changes in non-cash operating items	$ (77,479)	$ 60,303